Commitments and Contingencies (Details)												1 Months Ended	3 Months Ended		9 Months Ended	12 Months Ended
	Mar. 07, 2025 USD ($)	Jan. 08, 2025 shares	Jan. 03, 2025 USD ($) miners	Jan. 01, 2025 USD ($)	Dec. 06, 2024 USD ($)	Dec. 01, 2024 USD ($) Bitcoin	Oct. 31, 2024 USD ($)	Oct. 01, 2024 USD ($) $ / shares shares	Sep. 30, 2024 USD ($) $ / shares shares	Sep. 05, 2024 USD ($) $ / shares	Mar. 31, 2023 USD ($)	Oct. 31, 2024 USD ($)	Mar. 31, 2025 USD ($) Bitcoin shares	Mar. 31, 2024 USD ($) shares	Sep. 30, 2024 USD ($) $ / shares shares	Dec. 31, 2024 USD ($) Bitcoin $ / shares shares	Feb. 01, 2025 USD ($)	Nov. 30, 2024 USD ($)	Nov. 30, 2024 CAD ($)	Dec. 31, 2023 USD ($) Bitcoin
Commitments and Contingencies [Line Items]
Number of trading days													45 days			45 days
Fair value grand																$ 560,000
Closing grand date (in Dollars per share) | $ / shares									$ 0.66						$ 0.66
RSUs vest (in Shares) | shares									557,228						557,228
Time hurdle period													10 days			10 days
Bitcoin miners (in Bitcoin) | Bitcoin						3,780							6,719			6,719
Payment other fees	$ 449,000		$ 165,521			$ 13,000					$ 560,000					$ 165,521
Facility fee						$ 156,000							$ 156,000			156,000
Aggregate deposits				$ 200,000
Cash deposits													931,000			656,000		$ 143,759	$ 200,000	$ 420,000
Number of miners (in miners) | miners			5,880
Power cost			$ 23.5
Stock price (in Dollars per share) | $ / shares										$ 1
Amount of market value of listed securities										$ 35,000,000			$ 35,000,000			$ 35,000,000
Derived service period													3 months 29 days			3 months 29 days
Equity award							$ 160,000					$ 160,000
Volume weighted average price (in Dollars per share) | $ / shares								$ 0.61
Fair value of share								$ 1,200,000
Consulting agreement																$ 450,000
Total shares (in Shares) | shares																1,671,681
Carrying value of bitcoin													$ 787,000			$ 1,016,000				2,097,000
Cash													1,263,000							$ 8,000
Monte-Carlo simulation model [Member]
Commitments and Contingencies [Line Items]
Fair value													$ 312,000
CEO [Member]
Commitments and Contingencies [Line Items]
Grant shares of common stock (in Shares) | shares									1,114,454						1,114,454
Officer [Member]
Commitments and Contingencies [Line Items]
Minimum bonus percentage																40.00%
Maximum bonus percentage																100.00%
Annual bonus percentage																100.00%
Risk-free rate [Member]
Commitments and Contingencies [Line Items]
Fair value of measurement													4			4
Volatility [Member]
Commitments and Contingencies [Line Items]
Fair value of measurement													152			152
Starting price [Member]
Commitments and Contingencies [Line Items]
Fair value of measurement													0.68			0.68
Price hurdle [Member]
Commitments and Contingencies [Line Items]
Fair value of measurement													1			1
Derived Fair Value [Member]
Commitments and Contingencies [Line Items]
Fair value of measurement													0.56			0.56
Common Stock [Member]
Commitments and Contingencies [Line Items]
Grant shares of common stock (in Shares) | shares								1,914,580
Volume weighted average price (in Dollars per share) | $ / shares								$ 0.61
Restricted stock units (in Shares) | shares													844,244	28,070		196,720
CEO Agreement [Member]
Commitments and Contingencies [Line Items]
RSUs vest (in Shares) | shares																557,228
Monte-Carlo simulation model [Member]
Commitments and Contingencies [Line Items]
Carrying value of bitcoin																$ 312,000
Sphere 3D MSA [Member]
Commitments and Contingencies [Line Items]
Number of bitcoin held.																0				21.47
Related Party [Member]
Commitments and Contingencies [Line Items]
Carrying value of bitcoin																				$ 908,000
Time-based RSUs [Member]
Commitments and Contingencies [Line Items]
Fair value grand									$ 735,000						$ 735,000
Restricted stock units (in Shares) | shares																1,114,454
Committee Chair Retainer [Member]
Commitments and Contingencies [Line Items]
Equity award							$ 40,000					$ 40,000
Restricted Stock Units (RSUs) [Member]
Commitments and Contingencies [Line Items]
Volume weighted average price (in Dollars per share) | $ / shares																$ 0.598
Restricted stock unit																$ 1,000,000
Restricted stock units (in Shares) | shares													4,083,300
Subsequent Event [Member]
Commitments and Contingencies [Line Items]
Aggregate deposits				$ 200,000
Cash deposits																	$ 200,000
Restricted stock units (in Shares) | shares		4,083,003
Maximum [Member]
Commitments and Contingencies [Line Items]
Aggregate deposits					$ 600,000
Minimum [Member]
Commitments and Contingencies [Line Items]
Aggregate deposits					$ 200,000
Blockfusion MSA [Member]
Commitments and Contingencies [Line Items]
Cash deposits																	$ 200,000
LOC Deposit [Member]
Commitments and Contingencies [Line Items]
Cash deposits													$ 1,200,000			$ 1,200,000